UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22389

Salient Absolute Return Institutional Fund

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
A. Haag Sherman	George J. Zornada
Salient Absolute Return Institutional Fund	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/10

Date of reporting period: 12/31/10

Item 1. Reports to Stockholders.

Dear SAR Investors:

As we enter our third year of managing the Salient Absolute Return Fund complex (comprised of the Salient Absolute Return Master Fund and its feeder funds, Salient Absolute Return Fund, Salient Absolute Return Institutional Fund and Salient Absolute Return Fund, LP (collectively, “SAR” or the “Fund”)), we have reason to be excited about the present and future, even as we look back on what was ultimately a disappointing 2010.

Let’s begin with what has us excited about the current and future prospects for the Fund. First and foremost, we have significantly upgraded the investments team that is managing the Fund. Lee Partridge is a widely respected and astute institutional investor, having served as the Deputy Chief Investment Officer (CIO) for the $110 billion Teachers Retirement Plan of Texas (Texas Teachers) and most recently as the CEO and CIO of Integrity Capital, whose primary client was the San Diego County Employee Retirement Association (SDCERA) (approximately $7.7 billion in assets). Lee has joined Salient Advisors, LP (“Salient” or the “Advisor”) as our Chief Investment Officer. Since the beginning of January, Lee has functioned in this role, and already has drawn on his experience and relationships to reposition the Fund to better take advantage of the opportunities in today’s markets in a thoughtful manner that is marked by a strong quantitative foundation and a focus on reducing implementation costs including fees paid to external managers.

Lee will be working closely with Bill Enszer, who functions as the Fund’s Portfolio Manager. Bill joined Salient in mid-2010, after spending several years running hedge fund portfolios at Condera Advisors. I will continue to serve on the Fund’s Investment Committee along with Lee, John Blaisdell, Andrew Linbeck and Haag Sherman.

The investment goals and objectives of the Fund – to provide a low volatility return stream that exhibits very little correlation to equities or traditional fixed income investments – has not changed. What has changed is an increased allocation to top-down asset allocation strategies such as global macro and CTA strategies (from a 10% target to 30%); reduced though still significant exposure to relative value hedge fund strategies (from approximately 50% to 30%); and a focus on lower-cost exposure to credit strategies (effectively utilizing a combination of direct investments and securities without a performance fee in lieu of hedge fund strategies in this area). We believe that this approach, which is one that Lee has utilized with great success in his previous roles with Texas Teachers and SDCERA, will result in performance that you will be pleased with over the long haul.

While we have been happy with the performance we have generated over the past few months, on the whole we were quite disappointed with what we were able to deliver in 2010. After a very successful launch for the predecessor fund in 2009, our focus on relative value hedge fund strategies restricted our ability to generate acceptable returns in 2010. For example, in 2010 we allocated 20% of the portfolio to Equity Market Neutral strategies, but the strategy, represented by the HFRI EH-Equity Market Neutral Index, was up only 2.93%. Even though our two Equity Market Neutral managers, Blackthorn Fund Ltd and Vollero Beach Capital Offshore Ltd., outperformed their benchmark by returning 4.32% and 3.26%, respectively, the absolute level of return still disappointed. In other cases, we under-performed relative to those benchmarks, and our allocations to CTAs and event-driven strategies were too low to offset the heavy allocations to relative value during the year.

However, for the reasons described above, we are quite optimistic about the outlook for the Fund in 2011 and beyond. We have a proven team, a strong investor base and some good momentum, with the Master Fund’s net assets now over $115 million as of February 1, 2011, and growing. We believe that the combination of Lee’s innovative approach to portfolio construction, with its combination of hedge fund managers with track records of generating both “top-down” and “bottom-up” alpha and a low-cost approach to adding tactical credit exposure or

“carry” in the portfolio will greatly benefit the Fund’s performance. Further, our investor-friendly structure that includes much better fund-level and underlying liquidity than most “funds of funds,” which often require a one-year lockup, and more convenient tax reporting (investors receive a 1099 instead of a k-1) will be an attractive proposition for investors.

Of course we understand that we must deliver acceptable performance to our investors, and we hope that as you consider the steps we have taken to improve the quality of this Fund, you appreciate our commitment to doing just that. We remain grateful for your patience and support. If you have any questions, please do not hesitate to call our Sales Desk at 800.725.9456, or me directly at 713.993.4689.

Jeremy L Radcliffe

Salient Advisors, LP

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Salient Absolute Return Institutional Fund:

We have audited the accompanying statement of assets and liabilities of Salient Absolute Return Institutional Fund (the “Institutional Fund”) as of December 31, 2010, and the related statements of operations, changes in net assets and cash flows, and the financial highlights for the period April 1, 2010 (commencement of operations) through December 31, 2010. These financial statements and financial highlights are the responsibility of the Institutional Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Salient Absolute Return Institutional Fund as of December 31, 2010, the results of its operations, changes in its net assets, its cash flows and the financial highlights for the period April 1, 2010 through December 31, 2010 in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

February 25, 2011

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Statement of Assets and Liabilities

December 31, 2010

Assets:
Investment in the Master Fund, at estimated fair value (Cost $33,170,310)	$33,040,545
Cash and cash equivalents	20,000
Advanced subscriptions to the Master Fund	666,471
Receivable from the Adviser	21,450
Prepaids and other assets	77,094

Total assets	33,825,560

Liabilities:
Subscriptions received in advance	665,000
Shareholder Servicing Fees payable	20,058
Accounts payable and accrued expenses	16,367

Total liabilities	701,425

Net assets	$33,124,135

Net assets consist of:
Paid-in-capital	$33,167,517
Accumulated net investment income	86,383
Net unrealized depreciation on investments	(129,765)

Net assets	$33,124,135

Net asset value per share outstanding (2,242,362 shares outstanding)[1]	$14.77

1	Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Statement of Operations

For the Period from April 1, 2010 through December 31, 2010*

Dividend income—Master Fund	$472,526

Total investment income	472,526

Expenses:
Amortization of offering costs	199,240
Shareholder Servicing Fees	46,109
Professional fees	14,083
Other expenses	16,334

Total expenses	275,766
Expenses reimbursed by Adviser	(143,977)

Net expenses	131,789

Net investment income	340,737

Net unrealized loss from investments:
Change in unrealized depreciation from investments	(129,765)

Net unrealized loss from investments	(129,765)

Net increase in net assets resulting from operations	$210,972

*	The Institutional Fund commenced operations on April 1, 2010.

See accompanying notes to financial statements.

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Statement of Changes in Net Assets

For the Period from April 1, 2010 through December 31, 2010*

Net assets at April 1, 2010	$—
Net increase in net assets resulting from operations:
Net investment income	340,737
Change in unrealized depreciation from investments	(129,765)

Net increase in net assets resulting from operations	210,972

Distributions from net investment income	(340,771)

Change in net assets from distributions	(340,771)

Capital Transactions:
Subscriptions	32,913,163
Proceeds from reinvestment of dividends	340,771

Change in net assets from capital transactions	33,253,934

Net assets at December 31, 2010	$33,124,135

Accumulated net investment income	$86,383

Share Transactions:
Issued	2,219,293
Reinvested	23,069

Change in shares	2,242,362

*	The Institutional Fund commenced operations on April 1, 2010.

See accompanying notes to financial statements.

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Statement of Cash Flows

For the Period from April 1, 2010 through December 31, 2010*

Cash flows from operating activities:
Net increase in net assets resulting from operations	$210,972
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(32,697,784)
Reinvestment of dividends received	(472,526)
Change in unrealized depreciation from investments	129,765
Increase in advanced subscriptions to the Master Fund	(666,471)
Increase in receivable from Adviser	(21,450)
Increase in prepaids and other assets	(77,094)
Increase in Shareholder Servicing Fees payable	20,058
Increase in accounts payable and accrued expenses	16,367

Net cash used in operating activities	(33,558,163)

Cash flows from financing activities:
Subscriptions	33,578,163

Net cash provided by financing activities	33,578,163

Net increase in cash and cash equivalents	20,000
Cash and cash equivalents at beginning of period	—

Cash and cash equivalents at end of period	$20,000

Supplemental schedule of non-cash activity:
Reinvestment of dividends received	$472,526
Proceeds from reinvestment of dividends	340,771

*	The Institutional Fund commenced operations on April 1, 2010.

See accompanying notes to financial statements.

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Notes to Financial Statements

December 31, 2010

(1) ORGANIZATION

Salient Absolute Return Institutional Fund (the “Institutional Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and the Securities Act of 1933 (the “1933 Act”), commenced operations on April 1, 2010 (“Inception”), as a non-diversified closed-end management investment company. The Institutional Fund was created to serve as a feeder fund for the Salient Absolute Return Master Fund (the “Master Fund”). The Institutional Fund has authorized 33,333,333 shares of beneficial interest (“Shares”), which may be issued in more than one class or series. For convenience, reference to the Institutional Fund may include the Master Fund, as the context requires.

The Institutional Fund’s investment objective is to generate positive returns regardless of the overall direction of various markets. The Institutional Fund pursues its investment objective by investing substantially all of its assets in the Master Fund which invests its assets across a variety of investment funds (the “Portfolio Funds”). The Master Fund’s financial statements, footnotes and Schedule of Investments, included elsewhere in this report, are an integral part of the Institutional Fund’s financial statements that should be read in conjunction with this report. The percentage of the Master Fund’s net assets owned by the Institutional Fund on December 31, 2010, was 33.05%.

The board of trustees (the “Board” and each member a “Trustee”) is authorized to engage an investment adviser and it has selected Salient Advisors, L.P. (the “Adviser”), to manage the Institutional Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Texas limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Institutional Fund’s investment program subject to the ultimate supervision of the Board.

Under the Institutional Fund’s organizational documents, the Institutional Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Institutional Fund. In the normal course of business, the Institutional Fund enters into contracts with service providers, which also provide for indemnifications by the Institutional Fund. The Institutional Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Institutional Fund. However, based on experience, management expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Institutional Fund conform with U.S. generally accepted accounting principles (“GAAP”).

(b) CASH EQUIVALENTS

The Institutional Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) PORTFOLIO SECURITIES TRANSACTIONS

The Institutional Fund records investment transactions on a trade-date basis.

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Notes to Financial Statements, continued

December 31, 2010

Investments that are held by the Institutional Fund are marked to estimated fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d) VALUATION OF INVESTMENTS

The valuation of the Institutional Fund’s investments will be determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Institutional Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Institutional Fund’s independent administrator (the ”Independent Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Institutional Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Institutional Fund’s valuation policies.

The Board has authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Institutional Fund’s valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

The Institutional Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at estimated fair value, based on the net asset value of the Master Fund. Valuation of the investments held by the Master Fund is discussed in the notes to the Master Fund financial statements included elsewhere in this report.

(e) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(f) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Institutional Fund bears all expenses incurred in its business including but not limited to, the following: all costs and expenses related to investment transactions and positions for the Institutional Fund’s account; interest expenses and loan fees; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Institutional Fund’s net asset value; research expenses; costs of insurance; registration expenses; offering costs; transfer taxes and taxes withheld on non-U.S. dividends; and other types of expenses as may be approved from time to time by the Adviser. Offering costs are amortized over a twelve-month period or less from the date they are incurred. Organization costs, if any, are expensed as incurred.

(g) INCOME TAXES

The Institutional Fund expects to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue

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Notes to Financial Statements, continued

December 31, 2010

Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. The Institutional Fund has elected to have a tax year end of October 31. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

The Institutional Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Institutional Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Institutional Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Institutional Fund would be recorded as a tax benefit or expense in the current period. For the period from April 1, 2010 through December 31, 2010, the Institutional Fund did not recognize any amounts for unrecognized tax benefit/ expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by tax authorities.

As of December 31, 2010, the following reclassifications have been made to increase (decrease) such accounts in the Institutional Fund with offsetting adjustments as indicated:

Accumulated Net Investment Income (Loss)	Paid-in-Capital
$86,417	$(86,417)

As of the latest tax year ended October 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
$64,680	$64,680

(h) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions will be paid annually on the Shares (as hereafter defined) in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year. Each shareholder will automatically be a participant under the Institutional Fund’s Dividend Reinvestment Plan (“DRP”) and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election not to participate in the DRP and to receive all income dividends and/or capital gain distributions, if any, in cash may be made by notice to the Institutional Fund.

Shares are issued pursuant to the DRP at the Institutional Fund’s net asset value determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend).

(i) USE OF ESTIMATES

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and

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Notes to Financial Statements, continued

December 31, 2010

expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Institutional Fund records its investment in the Master Fund at estimated fair value. Investments of the Master Fund are recorded at estimated fair value as more fully discussed in the notes to the Master Fund financial statements included elsewhere in this report.

(4) SHAREHOLDERS ACCOUNTS

(a) ISSUANCE OF SHARES

Upon receipt from an eligible investor of an initial or additional application for Shares which will generally be accepted as of the first day of each month, the Institutional Fund will issue new Shares. The Institutional Fund issues Shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the 1933 Act. No public market exists for the Shares, and none is expected to develop. The Institutional Fund is not required, and does not intend, to hold annual meetings of its shareholders. The Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Institutional Fund’s Declaration of Trust.

The Institutional Fund reserves the right to reject any applications for subscription of Shares. The $665,000 in subscriptions received in advance as of December 31, 2010, represents subscriptions for Institutional Fund Shares received prior to the January 2011 closing.

(b) REPURCHASE OF SHARES

A shareholder will not be eligible to have the Institutional Fund repurchase all or any portion of its Shares at the shareholder’s discretion at any time. The Adviser, which also serves as the investment adviser of the Master Fund, expects that it will recommend to the Board that the Institutional Fund offer to repurchase Shares each calendar quarter, pursuant to written tenders by shareholders. However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Shares, if any, that will be purchased in any tender offer that it does approve. Since the Institutional Fund’s assets are invested in the Master Fund, the ability of the Institutional Fund to have its Shares in the Master Fund be repurchased would be subject to the Master Fund’s repurchase policy. In addition, the Institutional Fund may determine not to conduct a repurchase offer each time the Master Fund conducts a repurchase offer. In the event Shares are repurchased, there will be a substantial period of time between the date as of which shareholders must accept the Institutional Fund’s offer to repurchase their Shares and the date they can expect to receive payment for their Shares from the Institutional Fund.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

As of December 31, 2010, all of the investments made by the Institutional Fund were in the Master Fund.

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Institutional Fund invests either directly or through the Master Fund may trade various derivative securities and other financial instruments, and may

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Notes to Financial Statements, continued

December 31, 2010

enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Institutional Fund’s risk of loss in these Portfolio Funds is limited to the Institutional Fund’s pro rata share of the value of such Portfolio Funds as held directly or through the Master Fund. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to provide a certain type of exposure for the Master Fund’s overall portfolio.

(7) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Institutional Fund will pay the Independent Administrator a monthly administration fee based on the month end aggregate net asset value of the Master Fund and its feeder funds (the “Funds”) (net of any Fund’s net asset value invested in another Fund) (the “Fund’s NAV”). The Institutional Fund will pay its pro rata share of total administration fees based on its proportionate net asset value to the aggregate net asset value of all Funds. The Funds are charged on an annual basis, 6 basis points on the Fund’s NAV of up to $2 billion, 5 basis points on the Fund’s NAV between the amounts of $2 billion and $5 billion, 2 basis points on the Fund’s NAV between the amounts of $5 billion and $15 billion and 1.25 basis points on the Funds NAV over $15 billion. The Independent Administrator may also provide the Institutional Fund with legal, compliance, transfer agency, and other investor related services at an additional cost. Per the administration agreement, the Institutional Fund will not be charged administration fees until January 1, 2012.

(8) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the Institutional Fund, the Master Fund will pay the Adviser an investment management fee (the “Investment Management Fee”) of 0.75% on an annualized basis of the Master Fund’s net assets calculated based on the Master Fund’s net assets at the end of each month, accrued monthly and payable quarterly in arrears. So long as the Institutional Fund invests all of its investable assets in the Master Fund, the Institutional Fund will not pay the Adviser directly any Investment Management Fee; however, should the Institutional Fund not have all of its investments in the Master Fund, it may be charged the 0.75% Investment Management Fee directly. The Institutional Fund’s shareholders bear an indirect portion of the Investment Management Fee paid by the Master Fund, through the Institutional Fund’s investment in the Master Fund. For the period from February 1, 2010 through December 31, 2010, the Master Fund incurred $649,149 in Investment Management Fees.

The Adviser has contractually agreed to limit total annualized expenses of the Institutional Fund through January 31, 2012 through an expense limitation agreement (the “Expense Limitation Agreement”), including a portion of the indirect expenses from the Institutional Fund’s investment in the Master Fund (exclusive of borrowing and investment-related costs) based on the Institutional Fund’s proportionate investment in the Master Fund, to 2.0% of net assets. Under the Expense Limitation Agreement, the Adviser is permitted to recover in later periods expenses it has borne to the extent that the Institutional Fund’s expenses fall below the 2.0% rate. The Institutional Fund, however, is not obligated to pay any such amount beyond three years after the end of the fiscal year in which the Adviser reimbursed such expense. Any such recovery by the Adviser shall not cause the Institutional Fund to exceed the annual expense limitation rate in the period in which the Adviser is reimbursed. For the period from April 1, 2010 through December 31, 2010, the Adviser reimbursed, and is eligible to recoup, $143,977 for expenses paid by the Institutional Fund.

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Notes to Financial Statements, continued

December 31, 2010

(b)	DISTRIBUTION AND SERVICING AGREEMENTS

Salient Capital, L.P., an affiliate of the Adviser, acts as the distributor (the “Distributor”) of Shares of the Institutional Fund. A Fund’s Shares may be purchased through the Distributor, broker-dealers that have entered into selling agreements with the Distributor (“Selling Agents”), or registered investment advisers (“RIAs”) that have entered into an arrangement with the Distributor for such RIA to offer Shares. Neither the Distributor nor any Selling Agents or RIAs are obligated to buy from the Institutional Fund any of the Shares. There is no minimum aggregate amount of Shares of the Institutional Fund required to be purchased.

In consideration for providing or procuring investor services and administrative assistance to the Institutional Fund, the Adviser will receive a servicing fee (the “Servicing Fee”) equal to 0.25% (on an annualized basis) of each shareholders account balance, calculated at the end of each month, payable quarterly in arrears. The Adviser may engage one or more sub-servicing agents to provide some or all of the services. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

(9) FINANCIAL HIGHLIGHTS

For the period from April 1, 2010 through December 31, 2010[1]
Per share operating performance:
Net asset value, beginning of period	$15.00
Loss from operations:
Net investment income[2]	0.15
Net unrealized loss from investments[2]	(0.23)

Net decrease resulting from operations	(0.08)
Distributions	(0.15)

Total	(0.23)

Net asset value, end of period	$14.77

Net investment income to average net assets[3]	1.84%

Total gross operating expenses to average net assets[3]	1.49%

Total net operating expenses to average net assets[3,4]	0.71%

Portfolio turnover[5]	57.50%

Total return[6]	(0.51)%

Net assets, end of period (000’s)	$33,124

1	The Institutional Fund commenced operations on April 1, 2010.
2

Per share amount does not reflect the actual net investment income or net realized and unrealized loss for the period because of the timing of sales of the Shares and the amount of per share income and realized and unrealized losses at such times.

3	Ratios are calculated by dividing by average net assets measured at the end of each month during the period. Ratios have been annualized for periods less than twelve months.
4

In accordance with the Expense Limitation Agreement, reimbursed expenses include expenses of the Master Fund, accounting for 1.29%. The net expense ratio of the Institutional Fund, including the applicable Master Fund expenses, is 2.00%.

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Notes to Financial Statements, continued

December 31, 2010

5

The Institutional Fund is invested exclusively in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period from February 1, 2010 through December 31, 2010.

6	Total return is calculated for the shareholders taken as a whole. Total return is not annualized for periods less than twelve months.

(10) SUBSEQUENT EVENTS

The Institutional Fund accepts initial or additional applications for Shares generally as of the first day of the month. Investor subscriptions for Shares totaled approximately $10 million and $3 million for January and February 2011, respectively.

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of December 31, 2010.

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Supplemental Information

December 31, 2010

(Unaudited)

Trustees and Officers

The Institutional Fund’s operations are managed under the direction and oversight of the Board. Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Institutional Fund who are responsible for the Institutional Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

The Trustees and officers of the Institutional Fund may also be trustees or officers of some or all of the other registered investment companies managed by the Adviser or its affiliates (the “Fund Complex”). The tables below show, for each Director and officer, his or her full name, address and age (as of June 30, 2010), the position held with the Institutional Fund, the length of time served in that position, his or her principal occupations during the last five years, the number of portfolios in the Fund Complex overseen by the Trustee, and other directorships held by such Trustee.

Compensation for Trustees

The Institutional Fund, Master Fund and Salient Absolute Return Fund together pay each of the Trustees who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Trustees”) an annual retainer of $20,000, which is paid quarterly, and such compensation shall encompass attendance and participation at all Board meetings, and any Committee meetings thereof, including telephonic meetings. In the interest of retaining Independent Trustees of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Interested Trustees

Name, Address and Age	Position(s) Held with the Institutional Fund	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Trustee
John A. Blaisdell(1) Age: 50	Trustee (Since January 2010)	Member, Investment Committee of the Adviser, since 2002; Managing Director of Salient, since 2002	3	The Endowment Funds (investment companies) (five funds)
Andrew B. Linbeck(1) Age: 46	Trustee (Since January 2010)	Member, Investment Committee of the Adviser, since 2002; Managing Director of Salient, since 2002	3	The Endowment Funds (investment companies) (five funds)
Jeremy Radcliffe(1) Age: 36	Trustee (Since January 2010)	Member, Investment Committee of the Adviser, since 2002; Managing Director of Salient, since 2002	3

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Supplemental Information, continued

December 31, 2010

(Unaudited)

Name, Address and Age	Position(s) Held with the Institutional Fund	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Trustee
A. Haag Sherman(1) Age: 45	Trustee (Since January 2010)	Member, Investment Committee of the Adviser, since 2002; Managing Director of Salient, since 2002	3	The Endowment Funds (investment companies) (five funds)

(1)

This person’s status as an “interested” trustee arises from his affiliation with Salient Advisors, L.P. (“Salient”), which itself is an affiliate of the Institutional Fund, Master Fund and Salient Absolute Return Fund.

Independent Trustees

Name, Address and Age	Position(s) Held with Institutional Fund	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Trustee
Karin B. Bonding, CFA Age: 70	Trustee (Since January 2010)	Lecturer, University of Virginia, since 1996; President of Capital Markets Institute, Inc. (fee-only financial planner and investment advisor) since 1996	3	The Endowment Funds (investment companies) (five funds); Brandes Investment Trust (investment companies)(four funds) since 2006; Credit Suisse Alternative Capital Funds (investment companies) (six funds) 2005-2010
Jonathan P. Carroll Age: 49	Trustee (Since January 2010)	President of Lazarus Financial LLC (holding company) since 2006; private investor for the prior five years	3	The Endowment Funds (investment companies) (five funds); Lazarus Financial LLC, Lazarus Energy Holdings LLC and affiliates, since 2006
Richard C. Johnson Age: 73	Trustee (Since January 2010)	Senior Counsel (retired) for Baker Botts LLP (law firm) since 2002; Managing Partner, Baker Botts, 1998 to 2002; practiced law at Baker Botts, 1966 to 2002 (1972 to 2002 as a partner)	3	The Endowment Funds (investment companies) (five funds)

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Supplemental Information, continued

December 31, 2010

(Unaudited)

Name, Address and Age	Position(s) Held with Institutional Fund	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Trustee
G. Edward Powell Age: 74	Trustee (Since January 2010)	Principal of Mills & Stowell (private equity) since 2002. Principal, Innovation Growth Partners (consulting), since 2002; consultant to emerging and middle market businesses, 1994-2002; Managing Partner, PriceWaterhouse & Co. (Houston Office, 1982 to 1994)	3	The Endowment Funds (investment companies) (five funds); Energy Services International, Inc., since 2004; Therapy Track, LLC, since 2009
Scott E. Schwinger Age: 45	Trustee (Since January 2010)	President, The McNair Group (management), since 2006; Senior Vice President and Chief Financial Officer, the Houston Texans (professional football team) (1999)	3	The Endowment Funds (investment companies) (five funds); The Make-A-Wish Foundation, since 2008; YES Prep Public Schools, since 2001

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Supplemental Information, continued

December 31, 2010

(Unaudited)

Name, Address and Age	Position(s) Held with Institutional Fund	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Trustee
Dr. Bernard Harris Age: 54	Trustee (Since January 2010)	Chief Executive Officer and Managing Partner, Vesalius Ventures, Inc (venture investing), since 2002; President of The Space Agency (marketing), since 1999; President of The Harris Foundation (non-profit), since 1998; Clinical scientist, flight surgeon and astronaut for NASA, 1986 to 1996	3	The Endowment Funds (investment companies) (five funds); U.S. Physical Therapy, Inc., since 2005; Sterling Bancshares, Inc., since 2007; RMD Networks, Inc., since 2006; Monebo Technologies Inc., since 2009; AG Technologies, since 2009; The Harris Foundation, Inc., since 1998; Houston Technology Center, since 2004; Greater Houston Community Foundation, 2004-2009; Communities in Schools, since 2007; ZOO SCORE “Counselors to America’s Small Business”, since 2009; American Telemedicine Association, since 2007; Houston Angel Network, since 2004; BioHouston, since 2006; The National Math and Science Initiative, and Space Agency, since 2008

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Supplemental Information, continued

December 31, 2010

(Unaudited)

Officers of the Fund Who Are Not Directors

Name, Address and Age	Position(s) Held with Fund	Principal Occupation(s) During the Past 5 Years
Paul Bachtold Age: 37	Chief Compliance Officer (“CCO”) (Since January 2010)	Consultant, Chicago Investment Group (compliance consulting), 2009-2010; US Compliance Manager, Barclays Global Investors, 2005-2008
John E. Price Age: 43	Treasurer; Principal Financial Officer (Since January 2010)	Director and Chief Financial Officer, Adviser, since 2003; Partner and Director, Salient, since 2003

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of December 31, 2010.

Asset Class[1]	Fair Value	%
Event Driven	$17,490,401	18.97
Multi Strategy	32,182,678	34.91
Relative Value	26,567,386	28.82
Other	9,646,105	10.46
Money Market Fund	6,306,964	6.84

Total Investments	$92,193,534	100.00

1	The complete list of investments included in each asset class is reflected in the Schedule of Investments of the Master Fund, which is included elsewhere in this report.

Form N-Q Filings

The Institutional Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Institutional Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Institutional Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

SALIENT ABSOLUTE RETURN INSTITUTIONAL FUND

Supplemental Information, continued

December 31, 2010

(Unaudited)

Information regarding how the Institutional Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Institutional Fund’s prospectus includes additional information about Directors of the Institutional Fund. The prospectus is available, without charge, upon request by calling 1-800-725-9456.

This Page Intentionally Left Blank

SALIENT ABSOLUTE RETURN MASTER FUND

Shareholders’ Report

December 31, 2010

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Salient Absolute Return Master Fund:

We have audited the accompanying statement of assets and liabilities of Salient Absolute Return Master Fund (the “Master Fund”), including the schedule of investments, as of December 31, 2010, and the related statements of operations, changes in net assets and cash flows, and the financial highlights for the period February 1, 2010 (commencement of operations) through December 31, 2010. These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and investees; or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Salient Absolute Return Master Fund as of December 31, 2010, the results of its operations, changes in its net assets, its cash flows and the financial highlights for the period February 1, 2010 through December 31, 2010 in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

February 25, 2011

SALIENT ABSOLUTE RETURN MASTER FUND

Statement of Assets and Liabilities

December 31, 2010

Assets:
Investments in Portfolio Funds, at estimated fair value (cost $73,039,651)	$74,950,738
Investments in affiliated Portfolio Funds, at estimated fair value (cost $10,425,956)	10,892,199
Investments in securities, at fair value (cost $6,350,563)	6,350,597

Total investments	92,193,534
Cash and cash equivalents	34,970
Advanced subscriptions to Portfolio Funds	13,000,000
Receivable from investments sold	6,213,974
Prepaids and other assets	40,276

Total assets	111,482,754

Liabilities:
Subscriptions received in advance	10,983,055
Distributions payable	200,000
Investment Management Fees payable	203,698
Payable to Trustees	30,000
Line of credit commitment fees payable	35,555
Accounts payable and accrued expenses	56,401

Total liabilities	11,508,709

Net assets	$99,974,045

Net assets consist of:
Paid-in-Capital	$100,309,624
Accumulated net investment loss	(2,503,565)
Accumulated net realized loss	(209,378)
Net unrealized appreciation on investments	2,377,364

Net assets	$99,974,045

Net asset value per share outstanding (100,256 shares outstanding)[1]	$997.18

1	Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

SALIENT ABSOLUTE RETURN MASTER FUND

Schedule of Investments

December 31, 2010

	Shares	Fair Value	% of Net Assets
Investments in Portfolio Funds
Passive Foreign Investment Companies
Event Driven (17.45% of Net Assets)
Core Funds
King Street Capital, Ltd. (British Virgin Islands)	61,896	$8,053,291
Osmium Special Situations Ltd. (Bermuda)	2,112	4,135,137

Total Core Funds		12,188,428

Satellite Funds
Loeb Offshore Fund, Ltd. (Bermuda)	41,533	5,258,340

Total Satellite Funds		5,258,340

Total Event Driven		17,446,768

Multi Strategy (32.19% of Net Assets)
Core Funds
Arrowgrass International Fund, Ltd. (United Kingdom)	52,500	5,330,352
Carlson Double Black Diamond, Ltd. (Cayman Islands)	68,805	7,221,412
D.E. Shaw Composite International Fund (Bermuda)		7,013,497
Hudson Bay Overseas Fund, Ltd. (United States)	5,000	5,156,103
Overseas CAP Partners, Inc. (Cayman Islands)	4,393	7,461,314

Total Multi Strategy		32,182,678

Relative Value (26.58% of Net Assets)
Satellite Funds
Blackthorn Fund, Ltd. (Bermuda)(1)	508	5,267,449
CC ARB International Fund, Ltd. (Cayman Islands)	4,187	4,349,953
Gracie International Credit Opportunities Fund, Ltd. (Cayman Islands)	1,976	4,042,951
Rose Grove Offshore Fund I, Ltd. (Cayman Islands)	4,962	5,186,384
Vollero Beach Capital Offshore, Ltd. (Curacao)(1)	3,044	3,185,375
Waterstone Market Neutral Offshore Fund, Ltd. (Cayman Islands)	20,786	4,535,274

Total Relative Value		26,567,386

Other (9.65% of Net Assets)
Satellite Funds
GLC Diversified Fund, Ltd. (United Kingdom)	45,914	3,142,421
Lazard Emerging Income Plus, Ltd. (Bermuda)	38,809	4,064,309
Salem Global Opportunity Fund (Offshore), Ltd. (Cayman Islands)(1)	2,244	2,439,375

Total Other		9,646,105

Total Investments in Portfolio Funds (Cost $83,465,607)		85,842,937	85.87%

Investments in Securities
Registered Investment Companies
Event Driven (0.04% of Net Assets)
Satellite Funds
The Arbitrage Fund (United States)(2)	3,411	43,633

Total Event Driven		43,633

Money Market Fund (6.31% of Net Assets)
JPMorgan Prime Money Market Fund (United States)(2)	6,306,964	6,306,964

Total Money Market Fund		6,306,964

Total Investments in Securities (Cost $6,350,563)		6,350,597	6.35%

Total Investments (Cost $89,816,170)		$92,193,534	92.22%

All securities are non-income producing unless noted otherwise.

(1)	Affiliated investments.
(2)	Income producing security.

See accompanying notes to financial statements.

SALIENT ABSOLUTE RETURN MASTER FUND

Statement of Operations

For the Period from February 1, 2010 through December 31, 2010*

Investment income:
Dividend income	$92,609
Interest income	55

Total investment income	92,664

Expenses:
Investment Management Fees	649,149
Amortization of offering costs	162,628
Trustees fees	85,000
Line of credit commitment fees	128,889
Professional fees	63,305
Other expenses	128,570

Total expenses	1,217,541

Net investment loss	(1,124,877)

Net realized and unrealized gain (loss) from investments and affiliated investments:
Net realized gain from investments	123,658
Net realized loss from affiliated investments	(153,155)
Change in unrealized appreciation from investments and affiliated investments	2,377,364

Net realized and unrealized gain from investments and affiliated investments	2,347,867

Net increase in net assets resulting from operations	$1,222,990

*	The Master Fund commenced operations on February 1, 2010.

See accompanying notes to financial statements.

SALIENT ABSOLUTE RETURN MASTER FUND

Statement of Changes in Net Assets

For the Period from February 1, 2010 through December 31, 2010*

Net assets at February 1, 2010	$—
Capital Transactions:
Transfers in-kind	69,243,855
Subscriptions	40,023,786
Proceeds from reinvestment of dividends	1,380,169
Redemptions	(10,316,586)

Change in net assets from capital transactions	100,331,224
Distributions from net investment income	(1,580,169)

Change in net assets from distributions	(1,580,169)

Net increase in net assets resulting from operations:
Net investment loss	(1,124,877)
Net realized gain from investments	123,658
Net realized loss from affiliated investments	(153,155)
Change in unrealized appreciation from investments and affiliated investments	2,377,364

Net increase in net assets resulting from operations	1,222,990

Net assets at December 31, 2010	$99,974,045

Accumulated net investment loss	$(2,503,565)

Share Transactions:
Issued in-kind	69,244
Issued	39,974
Reinvested	1,384
Redeemed	(10,346)

Change in shares	100,256

*	The Master Fund commenced operations on February 1, 2010.

See accompanying notes to financial statements.

SALIENT ABSOLUTE RETURN MASTER FUND

Statement of Cash Flows

For the Period from February 1, 2010 through December 31, 2010*

Cash flows from operating activities:
Net increase in net assets resulting from operations	$1,222,990
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(117,238,457)
Proceeds from disposition of investments	96,636,645
Net realized gain from investments	(123,658)
Net realized loss from affiliated investments	153,155
Change in unrealized appreciation from investments and affiliated investments	(2,377,364)
Increase in advanced subscriptions to Portfolio Funds	(13,000,000)
Increase in receivable from investments sold	(6,213,974)
Increase in prepaids and other assets	(40,276)
Increase in Investment Management Fees payable	203,698
Increase in payable to Trustees	30,000
Increase in accounts payable and accrued expenses	56,401

Net cash used in operating activities	(40,690,840)

Cash flows from financing activities:
Subscriptions	51,006,841
Redemptions	(10,316,586)
Line of credit commitment fees payable	35,555

Net cash provided by financing activities	40,725,810

Net increase in cash and cash equivalents	34,970
Cash and cash equivalents at beginning of period	—

Cash and cash equivalents at end of period	$34,970

Supplemental schedule of cash activity:
Cash paid for interest	$2,101
Supplemental schedule of non-cash activity:
Transfers in-kind	$69,243,855
Proceeds from reinvestment of dividends	1,380,169

*	The Master Fund commenced operations on February 1, 2010.

See accompanying notes to financial statements.

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Financial Statements

December 31, 2010

(1) ORGANIZATION

Salient Absolute Return Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on February 1, 2010 (“Inception”), as a non-diversified closed-end management investment company. The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds. The Master Fund has authorized 900,000 shares of beneficial interest (“Shares”), which may be issued in more than one class or series.

On February 1, 2010, certain Portfolio Funds (as hereinafter defined) were transferred in-kind to the Master Fund in exchange for Shares. These investments were transferred at estimated fair value on the date of exchange in amounts totaling $69,243,855.

The Master Fund is a “fund of funds” that pursues its investment objective by investing its assets across a variety of investment funds (the “Portfolio Funds”) designed to generate positive returns regardless of the overall direction of various markets. The Master Fund’s investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Master Fund result in a portfolio that is allocated more broadly across styles and strategies.

The board of trustees (the “Board” and each member a “Trustee”) is authorized to engage an investment adviser. It has selected Salient Advisors, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Texas limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, management expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“GAAP”).

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) PORTFOLIO SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Financial Statements, continued

December 31, 2010

Investments that are held by the Master Fund are marked to estimated fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments will be determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Master Fund’s valuation policies that the Board of the Master Fund has approved for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Portfolio Funds.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Portfolio Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

Investments held by the Master Fund are valued as follows:

•

PORTFOLIO FUNDS—Investments in Portfolio Funds are carried at estimated fair value, using the net asset value per share (the “NAV”) as a practical expedient, as provided to the Independent Administrator by the investment managers of such Portfolio Funds or the administrators of such Portfolio Funds. These Portfolio Funds value their underlying investments in accordance with policies established by such Portfolio Funds. Prior to investing in any Portfolio Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Portfolio Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Portfolio Fund and are net of management and estimated performance incentive fees or allocations payable to the Portfolio Funds’ managers pursuant to the Portfolio Funds’ agreements. Generally, Portfolio Funds in which the Master Fund invests will use market value when available, and otherwise use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value Shares at net asset value as reported by a Portfolio Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted estimated fair value. Because of the inherent uncertainty of valuation, this estimated fair value may differ significantly from the value that would have been used had a ready market for the investments in Portfolio Funds existed. The Master Fund’s investments in Portfolio Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Portfolio Funds.

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Financial Statements, continued

December 31, 2010

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values securities at their last sales price on the date of determination, or if no sale occurred on such date, then at the mean between the “bid” and “ask” prices on such date, or if no such prices were quoted on such date, the mean between the “bid” and “ask” prices on the most immediate prior date on which such prices were quoted. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund would be adjusted to reflect the change in the estimated value of the security.

•

OPTIONS—Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination, or if no such prices were quoted on such date, or if the last sales price is not between the “bid” and “ask” price, the position will be valued at whichever of the “bid” or “ask” is closest to the last sale.

•

OTHER—Where no value is readily available from a Portfolio Fund or where a value supplied by a Portfolio Fund is deemed not to be indicative of the Portfolio Fund’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Independent Administrator will determine, in good faith, the estimated fair value of the Portfolio Fund.

•

FOREIGN CURRENCY—The accounting records of the Master Fund are maintained in U.S. dollars. Investments of the Master Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(e) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Master Fund itself may purchase or sell options as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives. There was no derivative activity directly at the Master Fund level for the period from February 1, 2010 through December 31, 2010, however the Portfolio Funds may have directly engaged in derivative transactions during the period.

(f) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(g) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business, including but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; interest expenses and loan fees; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; research expenses; costs of insurance; registration expenses; offering costs; transfer taxes and taxes withheld on non-U.S. dividends; and other types of expenses as may be approved from time to time by the Adviser. Offering costs are amortized over a twelve-month period or less from the date they are incurred. Organization costs, if any, are expensed as incurred.

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Financial Statements, continued

December 31, 2010

(h) INCOME TAXES

The Master Fund expects to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. The Master Fund generally invests its assets in foreign corporations that would be classified as passive foreign investment companies (“PFICs”). The Master Fund has elected to have a tax year end of October 31. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

The Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the period from February 1, 2010 through December 31, 2010, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by tax authorities.

The Master Fund’s tax cost as of December 31, 2010, was $92,170,324 resulting in accumulated net unrealized appreciation of $23,210 consisting of $382,273 in gross unrealized appreciation and $359,063 in gross unrealized depreciation.

As of December 31, 2010, the following reclassifications have been made to increase (decrease) such accounts in the Master Fund with offsetting adjustments as indicated:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in-Capital
$201,481	$(179,881)	$(21,600)

As of the latest tax year ended October 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
$1,580,169	$1,580,169	$(1,141,078)	$(133,791)	$305,300

At October 31, 2010, the Master Fund had a net capital loss carryforward to offset net capital gains, if any, to the extent provided by the Treasury regulations:

Amount	Expires
$1,141,078	2018

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Financial Statements, continued

December 31, 2010

These amounts will be available to offset future taxable capital gains. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Master Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

(i) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions will be paid annually on the Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year. Each shareholder will automatically be a participant under the Master Funds’ Dividend Reinvestment Plan (“DRP”) and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election not to participate in the DRP and to receive all income dividends and/or capital gain distributions, if any, in cash may be made by notice to the Master Fund.

Shares are issued pursuant to the DRP at the Master Fund’s NAV (as hereinafter defined) determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend).

(j) USE OF ESTIMATES

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(k) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”), which provides additional guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, ASU 2010-06 requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 investments. ASU 2010-06 also requires that significant transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reasons for such transfers. Additionally purchases, sales, issuances and settlements shall be disclosed on a gross basis in the Level 3 rollforward. ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 roll forward activity for purchases, sales, issuances and settlements on a gross basis, which is effective for interim and annual periods beginning after December 15, 2010. There were no significant transfers between Level 1 and Level 2 for the period from February 1, 2010 through December 31, 2010. The Master Fund has adopted early the second phase of ASU 2010-06 and is disclosing purchases and sales on a gross basis in the Level 3 rollforward accordingly.

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Notes to Financial Statements, continued

December 31, 2010

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—investments that can be fully redeemed at the net asset value in the “near term” or other significant observable inputs

•

Level 3—investments that cannot be fully redeemed at the net asset value in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 30 days.

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization as of December 31, 2010, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
	Investment Securities	Investment Funds	Investment Funds	Total Investments
Investments
Passive Foreign Investment Companies
Event Driven	$—	$—	$17,446,768	$17,446,768
Multi Strategy	—	—	32,182,678	32,182,678
Relative Value	—	—	26,567,386	26,567,386
Other	—	5,581,796	4,064,309	9,646,105
Registered Investment Companies
Event Driven	43,633	—	—	43,633
Money Market	6,306,964	—	—	6,306,964

Total Investments	$6,350,597	$5,581,796	$80,261,141	$92,193,534

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Portfolio Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

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Notes to Financial Statements, continued

December 31, 2010

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments
	Balance as of February 1, 2010	Transfers In-Kind	Gross Purchases	Gross (Sales)	Net Realized Gain (Loss)	Change in Unrealized Appreciation	Balance as of December 31, 2010
Investments
Passive Foreign Investment Companies
Event Driven	$—	$16,087,516	$15,409,087	$(15,123,063)	$490,836	$582,392	$17,446,768
Multi Strategy	—	22,543,321	17,130,452	(8,052,023)	(265,228)	826,156	32,182,678
Relative Value	—	21,398,587	5,708,899	(1,500,000)	12,676	947,224	26,567,386
Other	—	5,317,618	—	(1,500,000)	63,271	183,420	4,064,309

Total Investments	$—	$65,347,042	$38,248,438	$(26,175,086)	$301,555	$2,539,192	$80,261,141

The net realized gain and change in unrealized appreciation/depreciation in the table above are reflected in the accompanying Statement of Operations. The change in unrealized appreciation/depreciation from Level 3 investments held at December 31, 2010, is $2,539,192.

The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. The Master Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV reported by the Portfolio Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the reported NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact the fair value of the investment may not be considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. A listing of the investments held by the Master Fund and their attributes as of December 31, 2010 that may qualify for this valuation approach are shown in the table below.

Certain Portfolio Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Portfolio Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock up period from the date of the initial investment.

Investment Category	Investment Strategy	Fair Value (in 000’s)	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Event Driven(a)	Seek to profit from relative changes in the price of a set of equity and debt securities	$17,447	Monthly—Annually	60-90	0-2 years; up to 4% redemption fee
Multi Strategy(b)	Designed to deliver consistently positive returns, regardless of the directional movement of markets, through the use of multiple strategies to smooth returns and reduce volatility	32,183	Quarterly—Annually	30-90	0-2 years; up to 4% redemption fee

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December 31, 2010

Investment Category	Investment Strategy	Fair Value (in 000’s)	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Relative Value(c)	Invest simultaneously in long and short positions in equity and debt securities	$26,567	Monthly—Quarterly	30-90	0-1 year; up to 5% redemption fee
Other(d)	Seek to generate income and or capital appreciation through a variety of debt and equity securities and other investments across numerous markets	9,646	Monthly	5-60	0-1 year; up to 2% redemption fee
		$85,843

*

The information summarized in the table above represents the general terms for a majority of the investments in Portfolio Funds within the specified investment category. Individual Portfolio Funds may have terms that are different than the general terms indicated for the investment category as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and/or waive such terms. The Master Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Portfolio Funds, would generally be the net asset value as provided by the Portfolio Fund administrator.

(a)

This category includes Portfolio Funds that typically invest in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include merger or risk arbitrage investments (securities of companies that announce acquisition offers and securities in the target companies of said acquisitions) and distressed or special situations investments (securities of companies that are experiencing difficult business situations, may enter bankruptcy, have entered bankruptcy, or may be emerging from bankruptcy). Investments under this category may also include index options, options on futures contracts, and other derivatives.

(b)

This category includes Portfolio Funds that invest in a combination of Event Driven, Relative Value and Other categories. Investments under this category may also include index options, options on futures contracts, and other derivatives.

(c)

This category includes Portfolio Funds that invest simultaneously in long and short positions in common and preferred equities, convertible securities, and various forms of senior and junior (typically unsecured) debt often employing mean reversion strategies in the aforementioned securities. Relative Value Funds typically look for value discrepancies between two closely related securities, or value discrepancies between two securities of different seniority within the capital structure of a single company. Investments under this category may also include index options, options on futures contracts, and other derivatives.

(d)

This category includes Portfolio Funds that invest across numerous markets and investments which may include long and short positions in common and preferred equities, warrants and options, and positions in cash, currencies, futures and forward markets. Investments under this category may also include index options, options on futures contracts, and other derivatives.

(4) SHAREHOLDERS ACCOUNTS

(a) ISSUANCE OF SHARES

Upon receipt from an eligible investor of an initial or additional application for Shares, which will generally be accepted as of the first day of each month, the Master Fund will issue new Shares. The Shares have not been

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Notes to Financial Statements, continued

December 31, 2010

registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Master Fund issues Shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Shares, and none is expected to develop. The Master Fund is not required, and does not intend, to hold annual meetings of its shareholders. The Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s Declaration of Trust.

The Master Fund reserves the right to reject any applications for Shares. The $10,983,055 in subscriptions received in advance as of December 31, 2010, represents subscriptions for Master Fund Shares received prior to the January 2011 closing.

(b) REPURCHASE OF SHARES

A shareholder will not be eligible to have the Master Fund repurchase all or any portion of its Shares at the shareholder’s discretion at any time. The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Shares each calendar quarter, pursuant to written tenders by shareholders. However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Shares, if any, that will be purchased in any tender offer that it does approve. In the event Shares are repurchased, there will be a substantial period of time between the date as of which shareholders must accept the Master Fund’s offer to repurchase their Shares and the date they can expect to receive payment for their Shares from the Master Fund.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of December 31, 2010, the Master Fund held investments in Portfolio Funds and securities. The $13,000,000 in advanced subscriptions to Portfolio Funds as of December 31, 2010 represents funding of a portion of the January 2011 investments in such funds.

(b) PORTFOLIO FUND LIQUIDITY

Certain Portfolio Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, early redemption fees. The Portfolio Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock up period from the date of the initial or an additional investment. Portfolio funds may, depending on the Portfolio Fund’s governing documents have the ability to deny or delay a redemption request.

(c) AFFILIATED PORTFOLIO FUNDS

At December 31, 2010, the Master Fund’s investments in certain Portfolio Funds were deemed to be investments in affiliated issuers under the 1940 Act, because the Master Fund owns 5% or more of the Portfolio Funds’ total net assets. The activity resulting from investments in these portfolios, including interest income as

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Notes to Financial Statements, continued

December 31, 2010

well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated Portfolio Funds (including 2010 activity) is shown below:

				For the Period 2/1/2010 through 12/31/2010				For the Period 2/1/2010 through 12/31/2010
Portfolio Funds	Shares 2/1/2010	Shares 12/31/2010	Fair Value 2/1/2010	Cost of Purchases	Cost of Sales	Change in Appreciation/ Depreciation	Fair Value 12/31/2010	Interest/ Dividend Income	Realized Gain/(Loss) on Investments
Blackthorn Fund, Ltd.	—	508	$—	$5,087,400	$—	$180,049	5,267,449	$—	$—
Salem Global Opportunity Fund (Offshore), Ltd.	—	2,244	—	3,896,813	(1,500,000)	42,562	2,439,375	—	(153,155)
Vollero Beach Capital Offshore, Ltd.	—	3,044	—	3,094,898	—	90,477	3,185,375	—	—

			$—	$12,079,111	$(1,500,000)	$313,088	$10,892,199	$—	$(153,155)

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Portfolio Funds is limited to the value of the investment in such Portfolio Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to provide a certain type of exposure for the Master Fund’s overall portfolio.

(7) DUE FROM BROKERS

The Master Fund conducts business with brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Master Fund is subject to credit risk to the extent any broker with whom the Master Fund conducts business is unable to deliver cash balances or securities, or clear security transactions on the Master Fund’s behalf. The Master Fund monitors the financial condition of the brokers with which the Master Fund conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

(8) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund will pay the Independent Administrator a monthly administration fee based on the month end aggregate net asset value of the Master Fund and its feeder funds (the “Funds”) (net of any Fund’s net asset value invested in another Fund) (the “Fund’s NAV”). The Master Fund will pay its pro rata share of total administration fees based on its proportionate net asset value to the aggregate net asset value of all Funds. The Funds are charged on an annual basis, 6 basis points on the Fund’s NAV of up to $2 billion, 5 basis points on the Fund’s NAV between the amounts of $2 billion and $5 billion, 2 basis points on the Fund’s NAV between the amounts of $5 billion and $15 billion and 1.25 basis points on the Funds NAV over $15 billion. The Independent Administrator may also provide the Master Fund with legal, compliance, transfer agency, and other investor related services for an additional cost. Per the administration agreement, the Master Fund will not be charged administration fees until January 1, 2012.

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Notes to Financial Statements, continued

December 31, 2010

(9) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory services provided by the Adviser to the Master Fund, the Master Fund will pay the Adviser an investment management fee (the “Investment Management Fee”), of 0.75% on an annualized basis of the Master Fund’s net assets calculated based on the Master Fund’s net assets at the end of each month, accrued monthly and payable quarterly in arrears. For the period from February 1, 2010 through December 31, 2010, $649,149 was incurred for Investment Management Fees.

(10) INDEBTEDNESS OF THE FUND

As a fundamental policy, the Master Fund may borrow money or issue any senior security, to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time for the purpose of making investments, funding repurchases of Master Fund Shares and for other working capital and general Master Fund purposes.

For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Portfolio Funds in which the Master Fund invests. Portfolio Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by Portfolio Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Portfolio Funds. The Master Fund may be required to pledge assets when borrowing, which in the event of an uncured default, could affect the Master Fund’s operations, including preventing the Master Fund from conducting a repurchase of its shares. In addition, the terms of any borrowing may impose certain investment restrictions on the Master Fund. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the shareholders, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

On April 15, 2010, the Master Fund entered into a line of credit agreement with an expiration date of April 30, 2011 (the “Agreement”) with Deutsche Bank Aktiengesellschaft. The Agreement provides for a $20,000,000 credit facility, with available borrowing capacity subject to collateral allocation ratios as defined in the Agreement. Borrowings under the Agreement are secured by the Master Fund’s investments. The Agreement provides for a commitment fee plus interest accruing on any borrowed amounts at the three-month London Interbank Offered Rate plus a spread of 1.25% per annum, payable quarterly in arrears. The average amount of borrowings outstanding during the period from February 1, 2010 through December 31, 2010 was $203,279. The weighted average interest rate paid on the line of credit on outstanding borrowings during the period ended December 31, 2010 was 1.51%.

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Notes to Financial Statements, continued

December 31, 2010

(11) FINANCIAL HIGHLIGHTS

For the period from February 1, 2010 through December 31, 2010[1]
Per share operating performance:
Net asset value, beginning of period	$1,000.00
Income from operations:
Net investment loss	(12.51)
Net realized and unrealized gain from investments	24.16

Net increase resulting from operations	11.65
Distributions	(14.47)

Total	(2.82)

Net asset value, end of period	$997.18

Net investment loss to average net assets[2]	(1.32)%

Total operating expenses to average net assets[2,3]	1.42%

Portfolio turnover	57.50%

Total return[4]	1.16%

Net assets, end of period (000’s)	$99,974

1	The Master Fund commenced operations on February 1, 2010.
2	Ratios are calculated by dividing by average net assets measured at the end of each month during the period. Ratios have been annualized for periods less than twelve months.
3	Expense ratios do not include expenses of the acquired funds that are paid indirectly by the Master Fund as a result of its ownership of the Portfolio Funds.
4	Total return is calculated for the shareholders taken as a whole. Total return is not annualized for periods less than twelve months.

(12) SUBSEQUENT EVENTS

The Master Fund accepts initial or additional applications for Shares generally as of the first day of the month. Investor subscriptions for Shares totaled approximately $10 million and $4 million for January and February 2011, respectively.

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of December 31, 2010.

SALIENT ABSOLUTE RETURN MASTER FUND

Supplemental Information

December 31, 2010

(Unaudited)

Trustees and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

The Trustees and officers of the Master Fund may also be trustees or officers of some or all of the other registered investment companies managed by the Adviser or its affiliates (the “Fund Complex”). The tables below show, for each Director and officer, his or her full name, address and age (as of June 30, 2010), the position held with the Master Fund, the length of time served in that position, his or her principal occupations during the last five years, the number of portfolios in the Fund Complex overseen by the Trustee, and other directorships held by such Trustee.

Compensation for Trustees

The Master Fund, Salient Absolute Return Fund and Salient Absolute Return Institutional Fund together pay each of the Trustees who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Trustees”) an annual retainer of $20,000, which is paid quarterly, and such compensation shall encompass attendance and participation at all Board meetings, and any Committee meetings thereof, including telephonic meetings. In the interest of retaining Independent Trustees of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Interested Trustees

Name, Address and Age	Position(s) Held with the Master Fund	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Trustee
John A. Blaisdell(1) Age: 50	Trustee (Since January 2010)	Member, Investment Committee of the Adviser, since 2002; Managing Director of Salient, since 2002	3	The Endowment Funds (investment companies) (five funds)
Andrew B. Linbeck(1) Age: 46	Trustee (Since January 2010)	Member, Investment Committee of the Adviser, since 2002; Managing Director of Salient, since 2002	3	The Endowment Funds (investment companies) (five funds)
Jeremy Radcliffe(1) Age: 36	Trustee (Since January 2010)	Member, Investment Committee of the Adviser, since 2002; Managing Director of Salient, since 2002	3

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Supplemental Information, continued

December 31, 2010

(Unaudited)

Name, Address and Age	Position(s) Held with the Master Fund	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Trustee
A. Haag Sherman(1) Age: 45	Trustee (Since January 2010)	Member, Investment Committee of the Adviser, since 2002; Managing Director of Salient, since 2002	3	The Endowment Funds (investment companies) (five funds)

(1)

This person’s status as an “interested” trustee arises from his affiliation with Salient Advisors, L.P. (“Salient”), which itself is an affiliate of the Master Fund, Salient Absolute Return Fund and Salient Absolute Return Institutional Fund.

Independent Trustees

Name, Address and Age	Position(s) Held with Master Fund	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Trustee
Karin B. Bonding, CFA Age: 70	Trustee (Since January 2010)	Lecturer, University of Virginia, since 1996; President of Capital Markets Institute, Inc. (fee-only financial planner and investment advisor) since 1996	3	The Endowment Funds (investment companies) (five funds); Brandes Investment Trust (investment companies) (four funds) since 2006; Credit Suisse Alternative Capital Funds (investment companies) (six funds) 2005-2010
Jonathan P. Carroll Age: 49	Trustee (Since January 2010)	President of Lazarus Financial LLC (holding company) since 2006; private investor for the prior five years	3	The Endowment Funds (investment companies) (five funds); Lazarus Financial LLC, Lazarus Energy Holdings LLC and affiliates, since 2006

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Supplemental Information, continued

December 31, 2010

(Unaudited)

Name, Address and Age	Position(s) Held with Master Fund	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Trustee
Richard C. Johnson Age: 73	Trustee (Since January 2010)	Senior Counsel (retired) for Baker Botts LLP (law firm) since 2002; Managing Partner, Baker Botts, 1998 to 2002; practiced law at Baker Botts, 1966 to 2002 (1972 to 2002 as a partner)	3	The Endowment Funds (investment companies) (five funds)
G. Edward Powell Age: 74	Trustee (Since January 2010)	Principal of Mills & Stowell (private equity) since 2002. Principal, Innovation Growth Partners (consulting), since 2002; consultant to emerging and middle market businesses, 1994-2002; Managing Partner, PriceWaterhouse & Co. (Houston Office, 1982 to 1994)	3	The Endowment Funds (investment companies) (five funds); Energy Services International, Inc., since 2004; Therapy Track, LLC, since 2009
Scott E. Schwinger Age: 45	Trustee (Since January 2010)	President, The McNair Group (management), since 2006; Senior Vice President and Chief Financial Officer, the Houston Texans (professional football team) (1999)	3	The Endowment Funds (investment companies) (five funds); The Make-A-Wish Foundation, since 2008; YES Prep Public Schools, since 2001

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Supplemental Information, continued

December 31, 2010

(Unaudited)

Name, Address and Age	Position(s) Held with Master Fund	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Trustee
Dr. Bernard Harris Age: 54	Trustee (Since January 2010)	Chief Executive Officer and Managing Partner, Vesalius Ventures, Inc (venture investing), since 2002; President of The Space Agency (marketing), since 1999; President of The Harris Foundation (non-profit), since 1998; Clinical scientist, flight surgeon and astronaut for NASA, 1986 to 1996	3	The Endowment Funds (investment companies) (five funds); U.S. Physical Therapy, Inc., since 2005; Sterling Bancshares, Inc., since 2007; RMD Networks, Inc., since 2006; Monebo Technologies Inc., since 2009; AG Technologies, since 2009; The Harris Foundation, Inc., since 1998; Houston Technology Center, since 2004; Greater Houston Community Foundation, 2004-2009; Communities in Schools, since 2007; ZOO SCORE “Counselors to America’s Small Business”, since 2009; American Telemedicine Association, since 2007; Houston Angel Network, since 2004; BioHouston, since 2006; The National Math and Science Initiative, and Space Agency, since 2008

Officers of the Fund Who Are Not Directors

Name, Address and Age	Position(s) Held with Fund	Principal Occupation(s) During the Past 5 Years
Paul Bachtold Age: 37	Chief Compliance Officer (“CCO”) (Since January 2010)	Consultant, Chicago Investment Group (compliance consulting), 2009-2010; US Compliance Manager, Barclays Global Investors, 2005-2008
John E. Price Age: 43	Treasurer; Principal Financial Officer (Since January 2010)	Director and Chief Financial Officer, Adviser, since 2003; Partner and Director, Salient, since 2003

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Supplemental Information, continued

December 31, 2010

(Unaudited)

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of December 31, 2010.

Asset Class[1]	Fair Value	%
Event Driven	$17,490,401	18.97
Multi Strategy	32,182,678	34.91
Relative Value	26,567,386	28.82
Other	9,646,105	10.46
Money Market Fund	6,306,964	6.84

Total Investments	$92,193,534	100.00

1	The complete list of investments included in each asset class is reflected in the Schedule of Investments.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement includes additional information about Directors of the Master Fund. The registration statement is available, without charge, upon request by calling 1-800-725-9456.

Independent Trustees

Jonathan P. Carroll

Dr. Bernard Harris

Richard C. Johnson

G. Edward Powell

Scott E. Schwinger

Karin B. Bonding

Interested Trustees and Officers

John A. Blaisdell, Trustee

Andrew B. Linbeck, Trustee

A. Haag Sherman, Trustee and Principal Executive Officer

Jeremy L. Radcliffe, Trustee and Secretary

John E. Price, Treasurer and Principal Financial Officer

Paul A. Bachtold, Chief Compliance Officer

Investment Adviser

Salient Advisors, L.P.

Houston, TX

Fund Administrator and Transfer Agent

Citi Fund Services Ohio, Inc.

Columbus, OH

Custodian

J.P. Morgan Chase & Co.

Greenwich, CT

Independent Registered Public Accounting Firm

KPMG LLP

Columbus, OH

Legal Counsel

K&L Gates LLP

Boston, MA

SALIENT
ABSOLUTE RETURN
INSTITUTIONAL FUND

4265 San Felipe . Suite 800 . Houston, TX 77027 . TEL: 800-725-9456

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12(a)(1).

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is G. Edward Powell, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Current Year
Audit Fees	$10,000
Audit-Related Fees	$0
Tax Fees	$0
All Other Fees	$0

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The audit committee may delegate its authority to pre-approve audit and permissible non-audit services to one or more members of the committee. Any decision of such members to pre-approve services shall be presented to the full audit committee at its next regularly scheduled meeting.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c) (7)(i)(c) of Rule 2-01 of Regulation S-X.

Current Year
0%

(f) Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Current Year
$0

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

These policies are included as Exhibit 12(a)(4).

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The Adviser’s Investment Committee Members

As of the date of the filing, the Investment Committee is responsible for the day-to-day management of the Fund’s portfolio. Salient Absolute Return Master Fund (the “Master Fund”), Salient Absolute Return Institutional Fund (the “Institutional Fund”) and Salient Absolute Return Fund (the “SAR Fund”) are registered investment companies (collectively, the “Fund Complex” and each individually the “Fund”). The members of the Investment Committee (each an “Investment Committee Member”) are: Messrs. John A. Blaisdell, Andrew B. Linbeck, Jeremy L. Radcliffe and A. Haag Sherman.

Mr. Blaisdell has served as an Investment Committee Member since January 2010 and Managing Director of Salient Partners, L.P. (“Salient”) since December 2002. Previously, he held the position of Chief Executive Officer of Wincrest Ventures, L.P. (from 1997-2002). Mr. Linbeck has served as an Investment Committee Member since January 2010 and Managing Director of Salient since August 2002. Previously, he held the position of Partner and executive officer of The Redstone Companies, L.P. and certain affiliates thereof (from 1998-2002). Mr. Radcliffe has served as an Investment Committee Member since January 2010 and Managing Director of Salient since August 2002. Previously, he held the position of Partner of The Redstone Companies, L.P. and certain affiliates thereof (from 1998-2002). Mr. Sherman has served as an Investment Committee Member since January 2004 and Managing Director of Salient since August 2002. Previously, he held the position of Partner and executive officer of The Redstone Companies, L.P. (from 1998-2002). Each member of the Investment Committee reviews asset allocation recommendations by the Adviser’s staff, manager due diligence and recommendations and, by a majority vote of the Investment Committee, determines asset allocation and manager selection.

The Adviser and certain other entities controlled by the Principals manage investment programs which are similar to that of the Fund, and the Adviser and/or the Principals may in the future serve as an investment adviser or otherwise manage or direct the investment activities of other registered and/or private investment vehicles with investment programs similar to the Funds.

Other Accounts Managed by the Investment Adviser

Certain Investment Committee Members, who are primarily responsible for the day-to-day management of the Fund, also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of December 31, 2010: (i) the number of registered investment companies (including the Fund), other pooled investment vehicles and other accounts managed by the Investment Committee Member and the total assets of such companies, vehicles and accounts; and (ii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

Name of Investment Committee Member	Registered Investment Companies Managed by Investment Committee Member		Other Pooled Investment Vehicles Managed by Investment Committee Member		Other Accounts Managed by Investment Committee Member
	Number	Total Assets	Number	Total Assets	Number	Total Assets
John A. Blaisdell	8	$5.456 billion	13	$421 million	>1,420	>$	9.343 billion	(1)

Andrew B. Linbeck	8	$5.456 billion	13	$421 million	>1,420	>$	9.343 billion	(1)
Jeremy L. Radcliffe	3	$100 million	8	$421 million	>1,420	>$	9.343 billion	(1)
A. Haag Sherman	8	$5.456 billion	13	$421 million	>1,420	>$	9.343 billion	(1)

(1)	Messrs. Blaisdell, Linbeck, Radcliffe and Sherman serve as principal executive officers of Salient Partners, which owns Salient Trust Co., LTA, a trust company chartered under the laws of the state of Texas. In such capacities, Messrs. Blaisdell, Linbeck and Sherman have investment responsibilities on the clients of such entities. However, the number of accounts and asset figures cited in the table relate to the accounts and assets over which Messrs. Blaisdell, Linbeck and Sherman have discretion in their capacities as principal executive officers of such entities/clients.

Name of Investment Committee Member	Registered Investment Companies Managed by Investment Committee Member		Other Pooled Investment Vehicles Managed by Investment Committee Member		Other Accounts Managed by Investment Committee Member
	Number with Performance- Based Fees	Total Assets with Performance Based Fees	Number with Performance- Based Fees	Total Assets with Performance Based Fees	Number with Performance- Based Fees	Total Assets with Performance Based Fees
John A. Blaisdell	0	0	3	$376 million	1	$8 billion
Andrew B. Linbeck	0	0	3	$376 million	1	$8 billion
Jeremy L. Radcliffe	0	0	3	$376 million	1	$8 billion
A. Haag Sherman	0	0	3	$376 million	1	$8 billion

Conflicts of Interest of the Adviser

From time to time, potential conflicts of interest may arise between an Investment Committee Member’s management of the investments of the Fund, on the one hand, and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”), on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the Investment Committee Member’s day-to-day management of a Fund. Because of their positions with the Fund, the Investment Committee Members know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the Investment Committee Members could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the Investment Committee Member’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the Investment Committee Member, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully.

Similarly, there may be limited opportunity to sell an investment held by the Fund and other accounts. The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Performance Fees. An Investment Committee Member may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the Investment Committee Member in that the Member may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund.

Compensation to Investment Committee Members

Messrs. Blaisdell, Linbeck, Radcliffe and Sherman indirectly own equity interests in the Adviser. As it relates to the Fund and other funds within the Fund Complex, Messrs. Blaisdell, Linbeck, Radcliffe and Sherman receive all of their compensation based on the size of the Fund and the other funds within the Fund Complex and the management and servicing fees charged thereon. Accordingly, they believe that a significant driver of their compensation is the performance of the Fund and the Fund Complex, which has a significant bearing on the ability to raise additional assets. Messrs. Blaisdell, Linbeck, Radcliffe and Sherman also indirectly own equity in the advisers to other funds and are compensated based on the size of the funds’ asset bases and the management and servicing fees charged thereon. In addition, Messrs. Blaisdell, Linbeck, Radcliffe and Sherman are partners and principal executive officers of Salient and related affiliates and subsidiaries (collectively, the “Salient Group”), which pays them a base salary (but no bonus) and is obligated to make distributions of profits to them, as well as the other partners, on an annual basis. These individuals are responsible for the investment processes and management of the Salient Group. Messrs. Blaisdell, Linbeck, Radcliffe and Sherman believe that to the extent that they are successful in their investment endeavors, the greater the number of assets over time and the more significant their compensation from the Salient Group.

Securities Ownership of Investment Committee Members

The table below shows the dollar range of the interests of each Fund beneficially owned as of December 31, 2010 by each Investment Committee Member (1).

Investment Committee Member	Master Fund (2)	Institutional Fund	SAR Fund
John A. Blaisdell	$10,001 to $50,000	$500,001 to $1,000,000	$10,001 to $50,000
Andrew B. Linbeck	$10,001 to $50,000	Over $1,000,000	$10,001 to $50,000
Jeremy L. Radcliffe	$10,001 to $50,000	Over $1,000,000	$1 to $10,001
A. Haag Sherman	$10,001 to $50,000	$500,001 to $1,000,000	$10,001 to $50,000

(1)	Includes the portion of investments made by the Salient Group beneficially owned and personal investments
(2)	Includes indirect beneficial ownership in the Master Fund through an unregistered feeder fund

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Value of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchases as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
January 1, 2010 through January 31, 2010	$—	N/A	N/A	N/A
February 1, 2010 through February 28, 2010	$—	N/A	N/A	N/A
March 1, 2010 through March 31, 2010	$—	N/A	N/A	N/A
April 1, 2010 through April 30, 2010	$—	N/A	N/A	N/A
May 1, 2010 through May 31, 2010	$—	N/A	N/A	N/A
June 1, 2010 through June 30, 2010	$—	N/A	N/A	N/A
July 1, 2010 through July 31, 2010	$—	N/A	N/A	N/A
August 1, 2010 through August 31, 2010	$—	N/A	N/A	N/A
September 1, 2010 through September 30, 2010	$—	N/A	N/A	N/A
October 1, 2010 through October 31, 2010	$—	N/A	N/A	N/A
November 1, 2010 through November 30, 2010	$—	N/A	N/A	N/A
December 1, 2010 through December 31, 2010	$—	N/A	N/A	N/A

Total	$—

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Salient Absolute Return Institutional Fund

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Principal Executive Officer

Date:	February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Principal Executive Officer

Date:	February 24, 2011

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date:	February 24, 2011